INCOME TAX CREDIT/(EXPENSE) (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Creditexpense
SCHEDULE OF INCOME TAX EXPENSE

	2022 $	2021 $	2020 $
Reconciliation of income tax expense to prima facie tax payable
Loss before income tax credit/(expense)	(7,163,123)	(7,077,619)	(6,294,775)
Tax at the Australian tax rate of 25% (2021: 26% and 2020: 27.50%)	(1,790,781)	(1,840,181)	(1,731,063)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income
Share-based payments expense	109,377	185,790	(3,971)
Research and development tax incentive	1,116,714	588,659	446,717
Other non-deductible items	-	-	888
Other assessable items	-	-	(26,764)
Income tax expenses before unrecognised tax losses	(564,690)	(1,065,732)	(1,314,193)

Difference in overseas tax rates	(79,604)	16,688	26,526
Under /(over) provision	(348,607)	(235,653)	553,190
Temporary differences not recognised	(301,694)	(419,965)	(353,628)
Research and development tax credit	(599,388)	(275,631)	(206,250)
Tax losses not recognised	1,861,858	1,980,293	1,294,355
Income tax (credit)/expense	(32,125)	-	-

SCHEDULE OF NET DEFERRED TAX ASSETS

	2022 $	2021 $	2020 $
Net deferred tax assets
Deferred tax liabilities recognised
Brands and trademarks	(148,013)	-	-
Total deferred tax liabilities	(148,013)	-	-

Deferred tax assets not recognised
Property, plant and equipment	58,041	8,004	-
Capital raising costs	661,863	975,270	877,584
Intangible assets	1,456,225	1,701,477	1,832,075
Provisions	442,383	297,907	306,044
Total deferred tax assets	2,618,512	2,982,658	3,015,703
Deferred tax liabilities not recognised
Right-of-use assets	(161,787)	(34,735)	(119,384)
Total deferred tax liabilities	(161,787)	(34,735)	(119,384)
Net deferred tax assets on temporary differences not brought to account	(2,456,725)	2,947,923	(2,896,319)
Total net deferred tax assets	-	-	-

SCHEDULE OF TAX LOSSES

	2022 $	2021 $	2020 $
Tax losses
Unused tax losses for which no deferred tax asset has been recognised	105,287,311	100,694,696	97,259,045
Potential tax benefit @ 26% (Australia)	19,020,914	19,165,603	18,727,578
Potential tax benefit @ 21% (USA)	5,950,299	5,665,976	6,123,340
Potential tax benefit @ 35% (Malta)	304,115	-	-